UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     July 28, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $428,374 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107       58    50000 SH       SOLE                    50000        0        0
BED BATH & BEYOND INC          COM              075896100    32283  1049841 SH       SOLE                  1049841        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    19452 26923000 PRN      SOLE                 26923000        0        0
CARDINAL HEALTH INC            COM              14149Y108    25754   843010 SH       SOLE                   843010        0        0
CHEVRON CORP NEW               COM              166764100      331     5000 SH       SOLE                     5000        0        0
CLOROX CO DEL                  COM              189054109    39256   703138 SH       SOLE                   703138        0        0
COMCAST CORP NEW               CL A             20030N101    17696  1223775 SH       SOLE                  1223775        0        0
FASTENAL CO                    COM              311900104     8851   266843 SH       SOLE                   266843        0        0
MICROSOFT CORP                 COM              594918104    52733  2218469 SH       SOLE                  2218469        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1      374   500000 PRN      SOLE                   500000        0        0
NIKE INC                       CL B             654106103    48236   931547 SH       SOLE                   931547        0        0
PAYCHEX INC                    COM              704326107    56216  2230806 SH       SOLE                  2230806        0        0
PROGRESSIVE CORP OHIO          COM              743315103    47049  3113783 SH       SOLE                  3113783        0        0
SEALED AIR CORP NEW            COM              81211K100    10862   588725 SH       SOLE                   588725        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    14335   286754 SH       SOLE                   286754        0        0
WATERS CORP                    COM              941848103    20124   390985 SH       SOLE                   390985        0        0
WELLS FARGO & CO NEW           COM              949746101    34764  1432982 SH       SOLE                  1432982        0        0